Operating Lease Right-of-Use Assets, Net - Schedule of Operating Lease Right -of-Use Assets (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		$ 6,503,032	$ 6,532,047
Increase/(Decrease) in total right-of-use assets, at cost
Exchange rate translation of total right-of-use assets, at cost		(29,015)
Ending balance of total right-of-use assets, at cost		6,503,032	6,532,047
Beginning balance of accumulated amortization			(1,736,774)
Increase /(Decrease) in accumulated amortization		(402,441)
Exchange rate translation accumulated amortization		19,212
Ending balance of accumulated amortization		(2,120,003)
Beginning balance of Operating lease right -of-use assets, net		4,383,029	4,795,273
Increase /(Decrease) in Operating lease right -of-use assets, net		(402,441)
Exchange rate translation of Operating lease right -of-use assets, net		(9,803)
Ending balance of Operating lease right -of-use assets, net		4,383,029	4,795,273
Shou Hill Valley Area [Member]
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		2,095,382	2,104,731
Increase/(Decrease) in total right-of-use assets, at cost
Exchange rate translation of total right-of-use assets, at cost		(9,349)
Ending balance of total right-of-use assets, at cost		2,095,382	2,104,731
Villas [Member]
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		2,068,176	2,077,404
Increase/(Decrease) in total right-of-use assets, at cost
Exchange rate translation of total right-of-use assets, at cost		(9,228)
Ending balance of total right-of-use assets, at cost		2,068,176	2,077,404
Farmland [Member]
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost	[1]	2,095,382	2,104,731
Increase/(Decrease) in total right-of-use assets, at cost	[1]
Exchange rate translation of total right-of-use assets, at cost	[1]	(9,349)
Ending balance of total right-of-use assets, at cost	[1]	2,095,382	2,104,731
Base Station Tower [Member]
Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		244,092	245,181
Increase/(Decrease) in total right-of-use assets, at cost
Exchange rate translation of total right-of-use assets, at cost		(1,089)
Ending balance of total right-of-use assets, at cost		$ 244,092	$ 245,181

[1]	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to obtain the right of use for farmland of 74 acers for $2,319,791 (RMB 15,000,000). The Company prepaid the installment of $2,319,791 (RMB 15,000,000) to the individual as of June 30, 2022.